Shareholder Fees - A C I Shares - JPMorgan SmartRetirement 2020 Fund	Nov. 01, 2021
Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	4.50%
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	none	[1]
Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	1.00%
Class I
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	none

[1]	For purchases under $1 million.